UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.5% (12.2% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AA	$263,463
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AA	263,010
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA	1,630,380
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA	539,535
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AA	822,960
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,050,850
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	646,633
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	987,926
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	N/R	241,207
	5.000%, 7/01/37 – FGIC Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	779,149
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3	269,048
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aa3	214,542
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	1,097,200
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AA–	1,319,987
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,462,438
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,023,294
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,520	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA	1,531,871
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	1,080,674
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	407,244
2,360	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	2,304,516
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,775,115
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/08 at 101.00	AA	1,263,013
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
345	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	346,242
	7/01/32 – AMBAC Insured

22,750	Total Education and Civic Organizations			23,320,297

	Health Care – 23.4% (14.7% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AA	3,003,720
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/08 at 101.00	AA	2,856,165
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AA	1,430,702
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
830	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	851,978
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	1,348,350
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AA	3,068,160
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	630,962
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	2,794,005
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
1,910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,064,653
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	744,225
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	7/08 at 102.00	AAA	1,532,955
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AA	3,488,398
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,057,500
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	1,663,708
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	1,021,320
435	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	N/R	428,027
	2007A, 5.250%, 7/01/34 – FGIC Insured

27,565	Total Health Care			27,984,828

	Housing/Multifamily – 4.2% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	422,580
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	420,852
2,165	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	2,186,001
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	175,636
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/08 at 100.00	AAA	1,903,686
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

5,065	Total Housing/Multifamily			5,108,755

	Industrials – 0.9% (0.5% of Total Investments)
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	1,165,347
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.6% (1.0% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AA	1,032,190
	2000B, 6.000%, 8/01/24 – MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	865,419
	2001A, 5.000%, 7/01/26 – FSA Insured

1,850	Total Long-Term Care			1,897,609

	Tax Obligation/General – 10.8% (6.8% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa3	520,885
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	A2	336,083
5,005	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,816,962
	2/15/47 – FGIC Insured (UB)
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AAA	232,901
	MBIA Insured
95	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	8/08 at 101.00	AA	96,146
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	1,044,330
1,100	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,141,943
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,046,060
	FGIC Insured
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,062,233
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aaa	1,039,860
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AA	1,612,550

12,665	Total Tax Obligation/General			12,949,953

	Tax Obligation/Limited – 52.3% (32.8% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	713,667
	2005A, 5.250%, 7/01/24 – CIFG Insured
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	50,485
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	514,575
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,251,479
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	239,778
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	612,510
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AA	4,488,683
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AA	878,255
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	389,246
	2005F, 5.000%, 3/15/21 – FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	800,460
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
500	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	546,745
830	5.750%, 5/01/27 – FSA Insured (UB)	5/18 at 100.00	AAA	920,030
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,854,979
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,607,450
	5.250%, 11/15/25 – FSA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA	1,419,377
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA	1,583,880
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA	2,023,120
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	1,721,333
	Series 2008, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,037,840
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	590,736
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	589,042
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	947,950
680	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	699,156
4,590	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	4,689,004
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	740,232
2,090	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,149,711
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,045,470
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,039,680
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,538,835
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
1,035	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AA	1,036,201
4,105	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA	4,055,246
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 2008, 5.250%,	No Opt. Call	AAA	1,630,500
	4/01/16 – FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,030,140
	2004, 5.000%, 4/01/23 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,290,010
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	520,315
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	771,293
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	2,180,934
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA	3,926,387
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,026,407
	1994A, 5.250%, 1/01/14 – FSA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	510,530
	2005B, 5.000%, 3/15/30 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	351,279
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,098,860
	2008, 5.500%, 7/01/18 – FSA Insured (UB)
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AA	1,546,395
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

60,020	Total Tax Obligation/Limited			62,658,205

	Transportation – 12.3% (7.7% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA	520,555
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,010,663
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA	2,015,500
	Series 2002E, 5.000%, 11/15/25 – MBIA Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA	961,926
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AA	2,279,782
330	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA–	341,870
	FGIC Insured
600	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	613,866
	FSA Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	500,770
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	1,024,540
565	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	576,385
545	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	585,984
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	865,964
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	2,397,083

14,295	Total Transportation			14,694,888

	U.S. Guaranteed – 8.6% (5.4% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,331
70	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	73,786
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	AA (4)	3,059,169
	2000A, 0.000%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	A2 (4)	544,260
	(Pre-refunded 6/15/11) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	542,935
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
255	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	275,191
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,062,220
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,187,480
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA	No Opt. Call	AAA	100,053
	Insured (ETM)
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AA (4)	2,161,361
	Series 1994, 8.500%, 11/01/08 – MBIA Insured (Alternative Minimum Tax) (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AA (4)	283,020
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)

10,030	Total U.S. Guaranteed			10,315,806

	Utilities – 5.2% (3.3% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	505,950
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,281,691
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	2,931,787
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	249,250
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	261,913
	11/15/19 – FGIC Insured

6,200	Total Utilities			6,230,591

	Water and Sewer – 9.8% (6.1% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue
	Bonds, Tender Option Bond:
1,980	5.000%, 6/15/27 – MBIA Insured (UB)	6/15 at 100.00	AAA	2,027,857
1,200	5.000%, 6/15/36 – MBIA Insured (UB)	6/16 at 100.00	AAA	1,215,696
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,776,715
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AA+	3,342,247
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AA	783,027
	1993, 5.100%, 6/01/12 – MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	2,548,200
	6/01/28 – MBIA Insured

11,380	Total Water and Sewer			11,693,742

$ 173,110	Total Long-Term Investments (cost $176,659,923) – 148.6%			178,020,021

	Short-Term Investments – 10.9% (6.8% of Total Investments)
$ 4,500	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations,		VMIG-1	4,500,000
	Series 1993A, 3.750%, 12/01/16 – AMBAC Insured (5)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	3,000,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 2004, Trust 622, 2.050%,
	6/15/12 – AMBAC Insured (5)
2,500	Oneida County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Hamilton		VMIG-1	2,500,000
	College, Variable Rate Demand Obligations, Series 2002, 1.450%, 9/15/32 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2002, Trust 304, 2.050%,
	11/15/18 – MBIA Insured (5)
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	1,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167, 1.810%,
	7/15/09 – MBIA Insured (5)

$ 13,000	Total Short-Term Investments (cost $13,000,000)			13,000,000

	Total Investments (cost $189,659,923) – 159.5%			191,020,021

	Floating Rate Obligations – (11.5)%			(13,780,000)

	Other Assets Less Liabilities – 6.3%			7,551,710

	Preferred Shares, at Liquidation Value – (54.3)% (6)			(65,000,000)

	Net Assets Applicable to Common Shares – 100%			$119,791,731

As of June 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.0)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $175,828,584.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 3,300,084
Depreciation	(1,880,947)

Net unrealized appreciation (depreciation) of investments	$ 1,419,137

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008